FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                         WEIGHTED
                                                    # OF               AVG REMAINING
                         DOLLAR AMOUNT           RECEIVABLES          TERM AT CUTOFF
                       -----------------   ----------------------   ------------------
Initial Pool Balance   $3,149,999,909.60                  154,834            52 months

                                                                           LEGAL
                         DOLLAR AMOUNT       NOTE INTEREST RATE       FINAL MATURITY
                       -----------------   ----------------------   ------------------
Original Securities:
   Class A-1 Notes     $  657,000,000.00                   5.4048%  September 15, 2007
   Class A-2 A Notes   $  470,000,000.00                    5.420%       July 15, 2009
   Class A-2 B Notes   $  470,000,000.00   one-month LIBOR + 0.02%       July 15, 2009
   Class A-3 Notes     $  730,000,000.00                    5.260%    October 15, 2010
   Class A-4 Notes     $  438,560,000.00                    5.250%  September 15, 2011
   Class B Notes       $   87,333,000.00                    5.430%   February 15, 2012
   Class C Notes       $   58,222,000.00                    5.680%       June 15, 2012
   Class D Notes       $   58,222,000.00                    7.120%   February 15, 2013
                       -----------------
      Total            $2,969,337,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                             $    14,354,895.65

PRINCIPAL:
   Principal Collections                                            $    54,943,762.46
   Prepayments in Full                                              $    41,384,332.81
   Liquidation Proceeds                                             $       385,672.56
   Recoveries                                                       $             0.00
                                                                    ------------------
      SUB TOTAL                                                     $    96,713,767.83
                                                                    ------------------
COLLECTIONS                                                         $   111,068,663.48

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                            $       518,387.30
   Purchase Amounts Related to Interest                             $         2,421.71
                                                                    ------------------
      SUB TOTAL                                                     $       520,809.01

Clean-up Call                                                       $             0.00
                                                                    ------------------
AVAILABLE COLLECTIONS                                               $   111,589,472.49
Reserve Account Draw Amount                                         $             0.00
Net Swap Receipt - Tranche A-2b                                     $        46,347.22
                                                                    ------------------
AVAILABLE FUNDS                                                     $   111,635,819.71

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              2

III. DISTRIBUTIONS

                                      CALCULATED                                   CARRYOVER      REMAINING
AVAILABLE FUNDS                         AMOUNT         AMOUNT PAID     SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                    ---------------   ---------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses    $          0.00   $          0.00     $0.00       $0.00     $111,635,819.71
Indenture Trustee Fees and         $          0.00   $          0.00     $0.00       $0.00     $111,635,819.71
Servicing Fee                      $  2,532,479.58   $  2,532,479.58     $0.00       $0.00     $109,103,340.13
Net Swap Payment - Tranche A-2 B   $          0.00   $          0.00     $0.00       $0.00     $109,103,340.13
Interest - Class A-1 Notes         $  2,514,358.65   $  2,514,358.65     $0.00       $0.00     $106,588,981.48
Interest - Class A-2 A Notes       $  2,122,833.33   $  2,122,833.33     $0.00       $0.00     $104,466,148.15
Interest - Class A-2 B Notes       $  2,165,263.89   $  2,165,263.89     $0.00       $0.00     $102,300,884.26
Interest - Class A-3 Notes         $  3,199,833.33   $  3,199,833.33     $0.00       $0.00     $ 99,101,050.93
Interest - Class A-4 Notes         $  1,918,700.00   $  1,918,700.00     $0.00       $0.00     $ 97,182,350.93
Swap Termination Payment           $          0.00   $          0.00     $0.00       $0.00     $ 97,182,350.93
First Priority Principal Payment   $          0.00   $          0.00     $0.00       $0.00     $ 97,182,350.93
Interest - Class B Notes           $    395,181.83   $    395,181.83     $0.00       $0.00     $ 96,787,169.10
Second Priority Principal Payment  $ 17,953,868.90   $ 17,953,868.90     $0.00       $0.00     $ 78,833,300.20
Interest - Class C Notes           $    275,584.13   $    275,584.13     $0.00       $0.00     $ 78,557,716.07
Third Priority Principal Payment   $ 58,222,000.00   $ 58,222,000.00     $0.00       $0.00     $ 20,335,716.07
Interest - Class D Notes           $    345,450.53   $    345,450.53     $0.00       $0.00     $ 19,990,265.54
Reserve Account Deposit            $          0.00   $          0.00     $0.00       $0.00     $ 19,990,265.54
Regular Principal Payment          $464,066,206.74   $ 19,990,265.54     $0.00       $0.00     $          0.00
Additional Trustee Fees and        $          0.00   $          0.00     $0.00       $0.00     $          0.00
Residual Released to Depositor     $          0.00   $          0.00     $0.00       $0.00     $          0.00
                                                     ---------------
TOTAL                                                $111,635,819.71

                                                                    PRINCIPAL PAYMENT:
                                                                       First Priority Principal Payment    $         0.00
                                                                       Second Priority Principal Payment   $17,953,868.90
                                                                       Third Priority Principal Payment    $58,222,000.00
                                                                       Regular Principal Payment           $19,990,265.54
                                                                                                           --------------
                                                                       TOTAL                               $96,166,134.44

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS             TOTAL PAYMENT
                    ------------------------------   ------------------------------   -------------------------------
                                     PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                        ORIGINAL                         ORIGINAL                          ORIGINAL
                        ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                    --------------   -------------   --------------   -------------   ---------------   -------------
Class A-1 Notes     $96,166,134.44      $146.37      $ 2,514,358.65       $3.83       $ 98,680,493.09      $150.20
Class A-2 A Notes   $         0.00      $  0.00      $ 2,122,833.33       $4.52       $  2,122,833.33      $  4.52
Class A-2 B Notes   $         0.00      $  0.00      $ 2,165,263.89       $4.61       $  2,165,263.89      $  4.61
Class A-3 Notes     $         0.00      $  0.00      $ 3,199,833.33       $4.38       $  3,199,833.33      $  4.38
Class A-4 Notes     $         0.00      $  0.00      $ 1,918,700.00       $4.38       $  1,918,700.00      $  4.38
Class B Notes       $         0.00      $  0.00      $   395,181.83       $4.53       $    395,181.83      $  4.53
Class C Notes       $         0.00      $  0.00      $   275,584.13       $4.73       $    275,584.13      $  4.73
Class D Notes       $         0.00      $  0.00      $   345,450.53       $5.93       $    345,450.53      $  5.93
                    --------------      -------      --------------       -----       ---------------      -------
TOTAL               $96,166,134.44      $ 32.39      $12,937,205.69       $4.36       $109,103,340.13      $ 36.74

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              2

V. NOTE BALANCE AND POOL INFORMATION

                                           BEGINNING OF                           END OF PERIOD
                                          PERIOD BALANCE       NOTE FACTOR           BALANCE           NOTE FACTOR
                                        -----------------   -----------------   -----------------   -----------------
Class A-1 Notes                         $  540,242,075.64           0.8222863   $  444,075,941.20           0.6759147
Class A-2 A Notes                       $  470,000,000.00           1.0000000   $  470,000,000.00           1.0000000
Class A-2 B Notes                       $  470,000,000.00           1.0000000   $  470,000,000.00           1.0000000
Class A-3 Notes                         $  730,000,000.00           1.0000000   $  730,000,000.00           1.0000000
Class A-4 Notes                         $  438,560,000.00           1.0000000   $  438,560,000.00           1.0000000
Class B Notes                           $   87,333,000.00           1.0000000   $   87,333,000.00           1.0000000
Class C Notes                           $   58,222,000.00           1.0000000   $   58,222,000.00           1.0000000
Class D Notes                           $   58,222,000.00           1.0000000   $   58,222,000.00           1.0000000
                                        -----------------           ---------   -----------------           ---------
TOTAL                                   $2,852,579,075.64           0.9606788   $2,756,412,941.20           0.9282924

POOL INFORMATION
Weighted Average APR                                                    5.763%                                  5.735%
Weighted Average Remaining Term                                         55.60                                   54.76
Number of Receivables Outstanding                                     151,178                                 147,495
Pool Balance                                                $3,038,975,491.87                       $2,941,511,036.17
Adjusted Pool Balance (Pool Balance -
   YSOC Amount)                                             $2,807,934,229.81                       $2,718,181,206.74
Pool Factor                                                         0.9647542                               0.9338131

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                          $   15,749,999.55
Targeted Credit Enhancement Amount                                                                  $   29,415,110.36
Yield Supplement Overcollateralization Amount                                                       $  223,329,829.43
Targeted Overcollateralization Amount                                                               $  236,994,940.24
Actual Overcollateralization Amount (EOP Pool Balance
   -EOP  Note Balance)                                                                              $  185,098,094.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                   $   15,749,999.55
Reserve Account Deposits Made                                                                                    0.00
Reserve Account Draw Amount                                                                                      0.00
                                                                                                    -----------------
Ending Reserve Account Balance                                                                      $   15,749,999.55
Change in Reserve Account Balance                                                                               $0.00
Specified Reserve  Balance                                                                          $   15,749,999.55

FORD CREDIT AUTO OWNER TRUST 2006-B
MONTHLY INVESTOR REPORT

Collection Period                                                September, 2006
Payment Date                                                          10/16/2006
Transaction Month                                                              2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                    # OF
                                                                 RECEIVABLES       AMOUNT
                                                                 -----------   --------------
Realized Loss                                                            502   $   232,300.57
(Recoveries)                                                               0   $         0.00
                                                                               --------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                       $   232,300.57
Cumulative Net Losses Last Collection                                          $     3,352.20
                                                                               --------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                               $   235,652.77

Ratio of Net Losses for Current Collection Period
   to Beginning of Period Pool Balance (annualized)                                      0.09%

DELINQUENT RECEIVABLES:

                                                        % OF        # OF
                                                      EOP POOL   RECEIVABLES       AMOUNT
                                                      --------   -----------   --------------
31-60 Days Delinquent                                   0.75%          1,038   $22,144,705.02
61-90 Days Delinquent                                   0.05%             66   $ 1,519,948.66
91-120 Days Delinquent                                  0.00%              2   $    72,830.94
Over 120 Days Delinquent                                0.00%              0   $         0.00
                                                        -----          -----   --------------
TOTAL DELINQUENT RECEIVABLES                            0.78%          1,106   $23,737,484.62

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                               77    $1,531,637.58
Total Repossesed Inventory                                                75    $1,651,175.20

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE
   FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                     0.0000%
Preceding Collection Period                                                            0.0013%
Current Collection Period                                                              0.0932%
Three Month Average                                                                    0.0000%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER
   OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                     0.0000%
Preceding Collection Period                                                            0.0013%
Current Collection Period                                                              0.0461%
Three Month Average                                                                    0.0000%